UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2005 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2006

1.811311.102

AFF5-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.8%
	Shares	Value
Domestic Equity Funds - 39.3%
Fidelity Advisor Dividend Growth Fund Institutional Class	416,340	$ 5,653,900
Fidelity Advisor Equity Growth Fund Institutional Class	58,959	3,190,264
Fidelity Advisor Equity Income Fund Institutional Class	177,673	5,681,994
Fidelity Advisor Growth & Income Fund Institutional Class	217,060	4,299,961
Fidelity Advisor Large Cap Fund Institutional Class	223,177	4,298,389
Fidelity Advisor Mid-Cap Fund Institutional Class	84,739	2,152,382
Fidelity Advisor Small Cap Fund Institutional Class	69,466	1,627,577
TOTAL DOMESTIC EQUITY FUNDS		26,904,467
International Equity Funds - 9.5%
Fidelity Advisor Diversified International Fund Institutional Class	138,771	3,207,005
Fidelity Advisor Overseas Fund Institutional Class	146,250	3,242,372
TOTAL INTERNATIONAL EQUITY FUNDS		6,449,377
TOTAL EQUITY FUNDS (Cost $29,794,758)		33,353,844
Fixed-Income Funds - 39.9%

High Yield Fixed-Income Funds - 5.2%
Fidelity Advisor High Income Advantage Fund Institutional Class	348,218	3,530,932
Investment Grade Fixed-Income Funds - 34.7%
Fidelity Advisor Government Income Fund Institutional Class	969,783	9,736,620
Fidelity Advisor Intermediate Bond Fund Institutional Class	899,032	9,745,510
Fidelity Advisor Strategic Real Return Fund Institutional Class	423,233	4,291,586
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		23,773,716
TOTAL FIXED-INCOME FUNDS (Cost $27,261,823)		27,304,648
Short-Term Funds - 11.3%

Fidelity Advisor Short-Fixed Income Fund Institutional Class	411,612	3,877,388
Fidelity Cash Reserves Fund	3,884,791	3,884,791
TOTAL SHORT-TERM FUNDS (Cost $7,774,757)		7,762,179
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $64,831,338)		$ 68,420,671
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $64,833,862. Net unrealized appreciation aggregated $3,586,809, of which $3,924,878 related to appreciated investment securities and $338,069 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2010 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2006

1.811320.102

AFF10-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 50.5%
	Shares	Value
Domestic Equity Funds - 40.4%
Fidelity Advisor Dividend Growth Fund Institutional Class	3,027,255	$ 41,110,128
Fidelity Advisor Equity Growth Fund Institutional Class	428,894	23,207,445
Fidelity Advisor Equity Income Fund Institutional Class	1,283,090	41,033,204
Fidelity Advisor Growth & Income Fund Institutional Class	1,569,148	31,084,825
Fidelity Advisor Large Cap Fund Institutional Class	1,618,182	31,166,181
Fidelity Advisor Mid-Cap Fund Institutional Class	606,960	15,416,789
Fidelity Advisor Small Cap Fund Institutional Class	497,637	11,659,641
TOTAL DOMESTIC EQUITY FUNDS		194,678,213
International Equity Funds - 10.1%
Fidelity Advisor Diversified International Fund Institutional Class	1,051,262	24,294,674
Fidelity Advisor Overseas Fund Institutional Class	1,097,823	24,338,742
TOTAL INTERNATIONAL EQUITY FUNDS		48,633,416
TOTAL EQUITY FUNDS (Cost $212,035,371)		243,311,629
Fixed-Income Funds - 39.7%

High Yield Fixed-Income Funds - 5.2%
Fidelity Advisor High Income Advantage Fund Institutional Class	2,462,429	24,969,032
Investment Grade Fixed-Income Funds - 34.5%
Fidelity Advisor Government Income Fund Institutional Class	6,661,470	66,881,155
Fidelity Advisor Intermediate Bond Fund Institutional Class	6,166,172	66,841,302
Fidelity Advisor Strategic Real Return Fund Institutional Class	3,244,260	32,896,795
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		166,619,252
TOTAL FIXED-INCOME FUNDS (Cost $192,107,339)		191,588,284
Short-Term Funds - 9.8%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	2,494,906	23,502,011
Fidelity Cash Reserves Fund	23,523,252	23,523,252
TOTAL SHORT-TERM FUNDS (Cost $47,165,624)		47,025,263
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $451,308,334)		$ 481,925,176
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $451,332,628. Net unrealized appreciation aggregated $30,592,548, of which $33,826,484 related to appreciated investment securities and $3,233,936 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2015 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2006

1.811321.102

AFF15-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 57.6%
	Shares	Value
Domestic Equity Funds - 46.0%
Fidelity Advisor Dividend Growth Fund Institutional Class	3,721,268	$ 50,534,814
Fidelity Advisor Equity Growth Fund Institutional Class	526,951	28,513,296
Fidelity Advisor Equity Income Fund Institutional Class	1,586,364	50,731,931
Fidelity Advisor Growth & Income Fund Institutional Class	1,940,703	38,445,325
Fidelity Advisor Large Cap Fund Institutional Class	1,997,535	38,472,527
Fidelity Advisor Mid-Cap Fund Institutional Class	760,732	19,322,582
Fidelity Advisor Small Cap Fund Institutional Class	618,534	14,492,251
TOTAL DOMESTIC EQUITY FUNDS		240,512,726
International Equity Funds - 11.6%
Fidelity Advisor Diversified International Fund Institutional Class	1,306,786	30,199,818
Fidelity Advisor Overseas Fund Institutional Class	1,378,374	30,558,554
TOTAL INTERNATIONAL EQUITY FUNDS		60,758,372
TOTAL EQUITY FUNDS (Cost $268,596,826)		301,271,098
Fixed-Income Funds - 37.2%

High Yield Fixed-Income Funds - 6.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	3,300,918	33,471,312
Investment Grade Fixed-Income Funds - 30.8%
Fidelity Advisor Government Income Fund Institutional Class	6,423,226	64,489,187
Fidelity Advisor Intermediate Bond Fund Institutional Class	5,957,704	64,581,509
Fidelity Advisor Strategic Real Return Fund Institutional Class	3,121,212	31,649,089
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		160,719,785
TOTAL FIXED-INCOME FUNDS (Cost $193,646,086)		194,191,097
Short-Term Funds - 5.2%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	1,435,766	13,524,920
Fidelity Cash Reserves Fund	13,570,777	13,570,777
TOTAL SHORT-TERM FUNDS (Cost $27,107,840)		27,095,697
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $489,350,752)		$ 522,557,892
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $489,369,341. Net unrealized appreciation aggregated $33,188,551, of which $36,007,075 related to appreciated investment securities and $2,818,524 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2020 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2006

1.811328.102

AFF20-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 68.5%
	Shares	Value
Domestic Equity Funds - 54.8%
Fidelity Advisor Dividend Growth Fund Institutional Class	8,692,289	$ 118,041,282
Fidelity Advisor Equity Growth Fund Institutional Class	1,231,172	66,618,725
Fidelity Advisor Equity Income Fund Institutional Class	3,687,444	117,924,457
Fidelity Advisor Growth & Income Fund Institutional Class	4,512,275	89,388,161
Fidelity Advisor Large Cap Fund Institutional Class	4,649,169	89,542,987
Fidelity Advisor Mid-Cap Fund Institutional Class	1,752,057	44,502,247
Fidelity Advisor Small Cap Fund Institutional Class	1,432,617	33,566,222
TOTAL DOMESTIC EQUITY FUNDS		559,584,081
International Equity Funds - 13.7%
Fidelity Advisor Diversified International Fund Institutional Class	3,026,543	69,943,406
Fidelity Advisor Overseas Fund Institutional Class	3,186,924	70,654,102
TOTAL INTERNATIONAL EQUITY FUNDS		140,597,508
TOTAL EQUITY FUNDS (Cost $611,341,918)		700,181,589
Fixed-Income Funds - 31.2%

High Yield Fixed-Income Funds - 7.7%
Fidelity Advisor High Income Advantage Fund Institutional Class	7,757,056	78,656,550
Investment Grade Fixed-Income Funds - 23.5%
Fidelity Advisor Government Income Fund Institutional Class	9,578,327	96,166,400
Fidelity Advisor Intermediate Bond Fund Institutional Class	8,871,561	96,167,725
Fidelity Advisor Strategic Real Return Fund Institutional Class	4,690,355	47,560,195
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		239,894,320
TOTAL FIXED-INCOME FUNDS (Cost $315,230,107)		318,550,870
Short-Term Funds - 0.3%
	Shares	Value
Fidelity Advisor Short-Fixed Income Fund Institutional Class	150,532	$ 1,418,008
Fidelity Cash Reserves Fund	1,416,604	1,416,604
TOTAL SHORT-TERM FUNDS (Cost $2,832,988)		2,834,612
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $929,405,013)		$ 1,021,567,071
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $929,421,605. Net unrealized appreciation aggregated $92,145,466, of which $96,505,390 related to appreciated investment securities and $4,359,924 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2025 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2006

1.811335.101

AFF25-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 71.7%
	Shares	Value
Domestic Equity Funds - 57.3%
Fidelity Advisor Dividend Growth Fund Institutional Class	3,910,887	$ 53,109,846
Fidelity Advisor Equity Growth Fund Institutional Class	554,265	29,991,270
Fidelity Advisor Equity Income Fund Institutional Class	1,659,359	53,066,303
Fidelity Advisor Growth & Income Fund Institutional Class	2,030,686	40,227,882
Fidelity Advisor Large Cap Fund Institutional Class	2,092,212	40,296,011
Fidelity Advisor Mid-Cap Fund Institutional Class	789,554	20,054,680
Fidelity Advisor Small Cap Fund Institutional Class	644,970	15,111,639
TOTAL DOMESTIC EQUITY FUNDS		251,857,631
International Equity Funds - 14.4%
Fidelity Advisor Diversified International Fund Institutional Class	1,361,547	31,465,363
Fidelity Advisor Overseas Fund Institutional Class	1,430,420	31,712,422
TOTAL INTERNATIONAL EQUITY FUNDS		63,177,785
TOTAL EQUITY FUNDS (Cost $283,798,347)		315,035,416
Fixed-Income Funds - 28.3%

High Yield Fixed-Income Funds - 7.7%
Fidelity Advisor High Income Advantage Fund Institutional Class	3,331,723	33,783,670
Investment Grade Fixed-Income Funds - 20.6%
Fidelity Advisor Government Income Fund Institutional Class	3,617,183	36,316,522
Fidelity Advisor Intermediate Bond Fund Institutional Class	3,352,633	36,342,539
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,777,439	18,023,236
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		90,682,297
TOTAL FIXED-INCOME FUNDS (Cost $123,146,678)		124,465,967
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 4.8%, dated 12/29/06 due 1/2/07 (Collateralized by U.S. Treasury Obligations) # (Cost $74,000)	$ 74,040	74,000
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $407,019,025)		$ 439,575,383
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$74,000 due 1/02/07 at 4.80%
BNP Paribas Securities Corp.	$ 70,414
Morgan Stanley & Co., Inc.	3,586
$ 74,000
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $407,024,338. Net unrealized appreciation aggregated $32,551,045, of which $34,466,655 related to appreciated investment securities and $1,915,610 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2030 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2006

1.811336.102

AFF30-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.0%
	Shares	Value
Domestic Equity Funds - 65.5%
Fidelity Advisor Dividend Growth Fund Institutional Class	6,635,875	$ 90,115,179
Fidelity Advisor Equity Growth Fund Institutional Class	940,042	50,865,657
Fidelity Advisor Equity Income Fund Institutional Class	2,819,870	90,179,426
Fidelity Advisor Growth & Income Fund Institutional Class	3,451,203	68,368,328
Fidelity Advisor Large Cap Fund Institutional Class	3,554,234	68,454,549
Fidelity Advisor Mid-Cap Fund Institutional Class	1,342,573	34,101,365
Fidelity Advisor Small Cap Fund Institutional Class	1,097,451	25,713,274
TOTAL DOMESTIC EQUITY FUNDS		427,797,778
International Equity Funds - 16.5%
Fidelity Advisor Diversified International Fund Institutional Class	2,317,457	53,556,428
Fidelity Advisor Overseas Fund Institutional Class	2,446,867	54,247,050
TOTAL INTERNATIONAL EQUITY FUNDS		107,803,478
TOTAL EQUITY FUNDS (Cost $474,623,656)		535,601,256
Fixed-Income Funds - 18.0%

High Yield Fixed-Income Funds - 7.8%
Fidelity Advisor High Income Advantage Fund Institutional Class	4,991,404	50,612,833
Investment Grade Fixed-Income Funds - 10.2%
Fidelity Advisor Government Income Fund Institutional Class	2,662,324	26,729,732
Fidelity Advisor Intermediate Bond Fund Institutional Class	2,466,473	26,736,568
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,292,219	13,103,099
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		66,569,399
TOTAL FIXED-INCOME FUNDS (Cost $114,310,763)		117,182,232
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $588,934,419)		$ 652,783,488
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $588,940,321. Net unrealized appreciation aggregated $63,843,167, of which $65,991,873 related to appreciated investment securities and $2,148,706 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2035 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2006

1.811337.102

AFF35-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.8%
	Shares	Value
Domestic Equity Funds - 66.1%
Fidelity Advisor Dividend Growth Fund Institutional Class	2,322,318	$ 31,537,077
Fidelity Advisor Equity Growth Fund Institutional Class	328,116	17,754,340
Fidelity Advisor Equity Income Fund Institutional Class	975,482	31,195,913
Fidelity Advisor Growth & Income Fund Institutional Class	1,197,383	23,720,156
Fidelity Advisor Large Cap Fund Institutional Class	1,228,861	23,667,857
Fidelity Advisor Mid-Cap Fund Institutional Class	463,653	11,776,781
Fidelity Advisor Small Cap Fund Institutional Class	380,890	8,924,248
TOTAL DOMESTIC EQUITY FUNDS		148,576,372
International Equity Funds - 16.7%
Fidelity Advisor Diversified International Fund Institutional Class	803,815	18,576,163
Fidelity Advisor Overseas Fund Institutional Class	857,031	19,000,380
TOTAL INTERNATIONAL EQUITY FUNDS		37,576,543
TOTAL EQUITY FUNDS (Cost $169,877,038)		186,152,915
Fixed-Income Funds - 17.2%

High Yield Fixed-Income Funds - 8.1%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,785,547	18,105,448
Investment Grade Fixed-Income Funds - 9.1%
Fidelity Advisor Government Income Fund Institutional Class	813,423	8,166,769
Fidelity Advisor Intermediate Bond Fund Institutional Class	756,671	8,202,309
Fidelity Advisor Strategic Real Return Fund Institutional Class	409,278	4,150,080
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		20,519,158
TOTAL FIXED-INCOME FUNDS (Cost $37,692,810)		38,624,606
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 4.8%, dated 12/29/06 due 1/2/07 (Collateralized by U.S. Treasury Obligations) # (Cost $46,000)	$ 46,025	$ 46,000
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $207,615,848)		$ 224,823,521
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$46,000 due 1/02/07 at 4.80%
BNP Paribas Securities Corp.	$ 43,771
Morgan Stanley & Co., Inc.	2,229
$ 46,000
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $207,620,545. Net unrealized appreciation aggregated $17,202,976, of which $18,084,190 related to appreciated investment securities and $881,214 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2040 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2006

1.811338.102

AFF40-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 84.6%
	Shares	Value
Domestic Equity Funds - 67.6%
Fidelity Advisor Dividend Growth Fund Institutional Class	5,498,933	$ 74,675,506
Fidelity Advisor Equity Growth Fund Institutional Class	779,073	42,155,650
Fidelity Advisor Equity Income Fund Institutional Class	2,331,014	74,545,819
Fidelity Advisor Growth & Income Fund Institutional Class	2,845,766	56,374,620
Fidelity Advisor Large Cap Fund Institutional Class	2,935,375	56,535,320
Fidelity Advisor Mid-Cap Fund Institutional Class	1,108,061	28,144,743
Fidelity Advisor Small Cap Fund Institutional Class	902,073	21,135,567
TOTAL DOMESTIC EQUITY FUNDS		353,567,225
International Equity Funds - 17.0%
Fidelity Advisor Diversified International Fund Institutional Class	1,912,153	44,189,849
Fidelity Advisor Overseas Fund Institutional Class	2,016,139	44,697,803
TOTAL INTERNATIONAL EQUITY FUNDS		88,887,652
TOTAL EQUITY FUNDS (Cost $392,933,300)		442,454,877
Fixed-Income Funds - 15.4%

High Yield Fixed-Income Funds - 10.3%
Fidelity Advisor High Income Advantage Fund Institutional Class	5,322,391	53,969,046
Investment Grade Fixed-Income Funds - 5.1%
Fidelity Advisor Government Income Fund Institutional Class	1,061,173	10,654,173
Fidelity Advisor Intermediate Bond Fund Institutional Class	979,818	10,621,222
Fidelity Advisor Strategic Real Return Fund Institutional Class	518,354	5,256,110
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		26,531,505
TOTAL FIXED-INCOME FUNDS (Cost $77,267,007)		80,500,551
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $470,200,307)		$ 522,955,428
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $470,203,346. Net unrealized appreciation aggregated $52,752,082, of which $54,202,325 related to appreciated investment securities and $1,450,243 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2045 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2006

1.843408.100

AFF45-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 88.3%
	Shares	Value
Domestic Equity Funds - 68.8%
Fidelity Advisor Dividend Growth Fund Institutional Class	61,441	$ 834,367
Fidelity Advisor Equity Growth Fund Institutional Class	8,551	462,679
Fidelity Advisor Equity Income Fund Institutional Class	26,174	837,038
Fidelity Advisor Growth & Income Fund Institutional Class	31,534	624,697
Fidelity Advisor Large Cap Fund Institutional Class	32,581	627,507
Fidelity Advisor Mid-Cap Fund Institutional Class	12,537	318,439
Fidelity Advisor Small Cap Fund Institutional Class	9,983	233,908
TOTAL DOMESTIC EQUITY FUNDS		3,938,635
International Equity Funds - 19.5%
Fidelity Advisor Diversified International Fund Institutional Class	23,912	552,617
Fidelity Advisor Overseas Fund Institutional Class	25,219	559,105
TOTAL INTERNATIONAL EQUITY FUNDS		1,111,722
TOTAL EQUITY FUNDS (Cost $5,012,378)		5,050,357
Fixed-Income Funds - 11.7%

High Yield Fixed-Income Funds - 10.1%
Fidelity Advisor High Income Advantage Fund Institutional Class	56,889	576,859
Investment Grade Fixed-Income Funds - 1.6%
Fidelity Advisor Government Income Fund Institutional Class	4,086	41,027
Fidelity Advisor Intermediate Bond Fund Institutional Class	3,795	41,138
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,308	13,259
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		95,424
TOTAL FIXED-INCOME FUNDS (Cost $658,768)		672,283
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,671,146)		$ 5,722,640
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $5,671,155. Net unrealized appreciation aggregated $51,485, of which $89,302 related to appreciated investment securities and $37,817 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom 2050 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2006

1.843409.100

AFF50-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 89.7%
	Shares	Value
Domestic Equity Funds - 69.4%
Fidelity Advisor Dividend Growth Fund Institutional Class	80,499	$ 1,093,175
Fidelity Advisor Equity Growth Fund Institutional Class	11,318	612,441
Fidelity Advisor Equity Income Fund Institutional Class	34,379	1,099,426
Fidelity Advisor Growth & Income Fund Institutional Class	42,083	833,660
Fidelity Advisor Large Cap Fund Institutional Class	43,561	838,993
Fidelity Advisor Mid-Cap Fund Institutional Class	16,929	430,003
Fidelity Advisor Small Cap Fund Institutional Class	13,298	311,575
TOTAL DOMESTIC EQUITY FUNDS		5,219,273
International Equity Funds - 20.3%
Fidelity Advisor Diversified International Fund Institutional Class	32,855	759,278
Fidelity Advisor Overseas Fund Institutional Class	34,674	768,725
TOTAL INTERNATIONAL EQUITY FUNDS		1,528,003
TOTAL EQUITY FUNDS (Cost $6,641,041)		6,747,276
Fixed-Income Funds - 10.3%

High Yield Fixed-Income Funds - 10.1%
Fidelity Advisor High Income Advantage Fund Institutional Class	74,821	758,686
Investment Grade Fixed-Income Funds - 0.2%
Fidelity Advisor Government Income Fund Institutional Class	626	6,281
Fidelity Advisor Intermediate Bond Fund Institutional Class	581	6,297
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		12,578
TOTAL FIXED-INCOME FUNDS (Cost $743,417)		771,264
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,384,458)		$ 7,518,540
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $7,384,505. Net unrealized appreciation aggregated $134,035, of which $177,595 related to appreciated investment securities and $43,560 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Freedom Income Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2006

1.811329.102

AFF-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 20.1%
	Shares	Value
Domestic Equity Funds - 20.1%
Fidelity Advisor Dividend Growth Fund Institutional Class	294,631	$ 4,001,088
Fidelity Advisor Equity Growth Fund Institutional Class	41,615	2,251,788
Fidelity Advisor Equity Income Fund Institutional Class	125,962	4,028,276
Fidelity Advisor Growth & Income Fund Institutional Class	153,895	3,048,667
Fidelity Advisor Large Cap Fund Institutional Class	158,593	3,054,509
Fidelity Advisor Mid-Cap Fund Institutional Class	60,976	1,548,787
Fidelity Advisor Small Cap Fund Institutional Class	48,997	1,148,005
TOTAL EQUITY FUNDS (Cost $16,184,048)		19,081,120
Fixed-Income Funds - 39.9%

High Yield Fixed-Income Funds - 3.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	366,480	3,716,102
Investment Grade Fixed-Income Funds - 36.0%
Fidelity Advisor Government Income Fund Institutional Class	1,384,603	13,901,413
Fidelity Advisor Intermediate Bond Fund Institutional Class	1,284,585	13,924,897
Fidelity Advisor Strategic Real Return Fund Institutional Class	638,299	6,472,356
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		34,298,666
TOTAL FIXED-INCOME FUNDS (Cost $38,366,995)		38,014,768
Short-Term Funds - 40.0%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	2,018,466	19,013,950
Fidelity Cash Reserves Fund	19,057,968	19,057,968
TOTAL SHORT-TERM FUNDS (Cost $38,192,979)		38,071,918
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $92,744,022)		$ 95,167,806
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $92,749,798. Net unrealized appreciation aggregated $2,418,008, of which $3,186,356 related to appreciated investment securities and $768,348 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2000 Fund

December 31, 2006

1.811312.102

F00-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 28.5%
	Shares	Value
Domestic Equity Funds - 27.5%
Fidelity Blue Chip Growth Fund	1,467,725	$ 65,034,914
Fidelity Disciplined Equity Fund	2,357,068	68,402,110
Fidelity Equity-Income Fund	1,180,099	69,094,792
Fidelity Fund	228,977	8,206,538
Fidelity Growth & Income Portfolio	2,307,960	71,892,958
Fidelity Growth Company Fund (a)	637,700	44,454,057
Fidelity Mid-Cap Stock Fund	1,517,446	44,218,389
Fidelity OTC Portfolio (a)	846,153	34,996,882
Fidelity Small Cap Growth Fund	199,911	2,888,711
Fidelity Small Cap Independence Fund	418,218	8,803,486
Fidelity Small Cap Value Fund	208,326	2,916,557
Fidelity Value Fund	406,066	32,728,926
TOTAL DOMESTIC EQUITY FUNDS		453,638,320
International Equity Funds - 1.0%
Fidelity Diversified International Fund	107,326	3,965,679
Fidelity Europe Fund	143,627	5,653,171
Fidelity Japan Fund	87,802	1,498,785
Fidelity Overseas Fund	90,957	4,074,868
Fidelity Southeast Asia Fund	30,900	849,752
TOTAL INTERNATIONAL EQUITY FUNDS		16,042,255
TOTAL EQUITY FUNDS (Cost $404,112,007)		469,680,575
Fixed-Income Funds - 34.9%

High Yield Fixed-Income Funds - 4.1%
Fidelity Capital & Income Fund	3,761,397	33,438,821
Fidelity High Income Fund	3,783,633	34,279,714
TOTAL HIGH YIELD FIXED-INCOME FUNDS		67,718,535
Investment Grade Fixed-Income Funds - 30.8%
Fidelity Government Income Fund	13,184,186	132,369,230
Fidelity Intermediate Bond Fund	9,610,146	98,600,097
Fidelity Investment Grade Bond Fund	23,919,284	176,285,123
Fidelity Strategic Real Return Fund	9,755,693	99,020,284
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		506,274,734
TOTAL FIXED-INCOME FUNDS (Cost $561,707,636)		573,993,269
Short-Term Funds - 36.6%
	Shares	Value
Fidelity Retirement Money Market Portfolio	306,006,882	$ 306,006,882
Fidelity Short-Term Bond Fund	33,526,352	297,378,745
TOTAL SHORT-TERM FUNDS (Cost $601,987,705)		603,385,627
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,567,807,348)		$ 1,647,059,471
Legend
(a) Non-income producing
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,569,346,051. Net unrealized appreciation aggregated $77,713,420, of which $87,690,216 related to appreciated investment securities and $9,976,796 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2005 Fund

December 31, 2006

1.811313.102

F05-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 50.1%
	Shares	Value
Domestic Equity Funds - 40.2%
Fidelity Blue Chip Growth Fund	932,598	$ 41,323,435
Fidelity Disciplined Equity Fund	1,481,506	42,993,311
Fidelity Equity-Income Fund	747,888	43,788,851
Fidelity Fund	140,838	5,047,624
Fidelity Growth & Income Portfolio	1,437,726	44,785,169
Fidelity Growth Company Fund (a)	417,300	29,090,008
Fidelity Mid-Cap Stock Fund	1,002,972	29,226,600
Fidelity OTC Portfolio (a)	540,068	22,337,216
Fidelity Small Cap Growth Fund	164,077	2,370,912
Fidelity Small Cap Independence Fund	256,697	5,403,480
Fidelity Small Cap Value Fund	171,034	2,394,472
Fidelity Value Fund	280,723	22,626,246
TOTAL DOMESTIC EQUITY FUNDS		291,387,324
International Equity Funds - 9.9%
Fidelity Diversified International Fund	480,790	17,765,184
Fidelity Europe Fund	631,081	24,839,351
Fidelity Japan Fund	407,148	6,950,024
Fidelity Overseas Fund	408,825	18,315,360
Fidelity Southeast Asia Fund	135,676	3,731,078
TOTAL INTERNATIONAL EQUITY FUNDS		71,600,997
TOTAL EQUITY FUNDS (Cost $337,468,740)		362,988,321
Fixed-Income Funds - 38.9%

High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund	1,998,007	17,762,281
Fidelity High Income Fund	2,023,413	18,332,121
TOTAL HIGH YIELD FIXED-INCOME FUNDS		36,094,402
Investment Grade Fixed-Income Funds - 33.9%
Fidelity Government Income Fund	6,149,664	61,742,625
Fidelity Intermediate Bond Fund	4,777,909	49,021,347
Fidelity Investment Grade Bond Fund	11,677,332	86,061,938
Fidelity Strategic Real Return Fund	4,805,266	48,773,448
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		245,599,358
TOTAL FIXED-INCOME FUNDS (Cost $282,153,925)		281,693,760
Short-Term Funds - 11.0%
	Shares	Value
Fidelity Retirement Money Market Portfolio	39,963,870	$ 39,963,870
Fidelity Short-Term Bond Fund	4,470,130	39,650,051
TOTAL SHORT-TERM FUNDS (Cost $79,520,943)		79,613,921
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $699,143,608)		$ 724,296,002
Legend
(a) Non-income producing
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $699,182,464. Net unrealized appreciation aggregated $25,113,538, of which $34,186,789 related to appreciated investment securities and $9,073,251 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2015 Fund

December 31, 2006

1.811323.102

F15-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 58.6%
	Shares	Value
Domestic Equity Funds - 46.9%
Fidelity Blue Chip Growth Fund	6,356,955	$ 281,676,664
Fidelity Disciplined Equity Fund	10,297,820	298,842,747
Fidelity Equity-Income Fund	5,212,744	305,206,186
Fidelity Fund	1,265,041	45,339,071
Fidelity Growth & Income Portfolio	9,697,008	302,061,788
Fidelity Growth Company Fund (a)	2,909,334	202,809,675
Fidelity Mid-Cap Stock Fund	7,049,184	205,413,226
Fidelity OTC Portfolio (a)	3,686,967	152,492,945
Fidelity Small Cap Growth Fund	1,211,587	17,507,434
Fidelity Small Cap Independence Fund	1,683,462	35,436,874
Fidelity Small Cap Value Fund	1,258,112	17,613,565
Fidelity Value Fund	1,993,135	160,646,690
TOTAL DOMESTIC EQUITY FUNDS		2,025,046,865
International Equity Funds - 11.7%
Fidelity Diversified International Fund	3,386,076	125,115,492
Fidelity Europe Fund	4,442,225	174,845,968
Fidelity Japan Fund	2,921,257	49,865,857
Fidelity Overseas Fund	2,871,064	128,623,675
Fidelity Southeast Asia Fund	946,818	26,037,493
TOTAL INTERNATIONAL EQUITY FUNDS		504,488,485
TOTAL EQUITY FUNDS (Cost $2,375,265,742)		2,529,535,350
Fixed-Income Funds - 36.3%

High Yield Fixed-Income Funds - 6.1%
Fidelity Capital & Income Fund	14,830,980	131,847,412
Fidelity High Income Fund	14,803,741	134,121,893
TOTAL HIGH YIELD FIXED-INCOME FUNDS		265,969,305
Investment Grade Fixed-Income Funds - 30.2%
Fidelity Government Income Fund	32,653,865	327,844,803
Fidelity Intermediate Bond Fund	25,431,132	260,923,417
Fidelity Investment Grade Bond Fund	62,067,551	457,437,851
Fidelity Strategic Real Return Fund	25,241,296	256,199,158
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,302,405,229
TOTAL FIXED-INCOME FUNDS (Cost $1,565,008,583)		1,568,374,534
Short-Term Funds - 5.1%
	Shares	Value
Fidelity Retirement Money Market Portfolio	110,659,128	$ 110,659,128
Fidelity Short-Term Bond Fund	12,086,348	107,205,907
TOTAL SHORT-TERM FUNDS (Cost $217,590,496)		217,865,035
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $4,157,864,821)		$ 4,315,774,919
Legend
(a) Non-income producing
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $4,157,927,173. Net unrealized appreciation aggregated $157,847,746, of which $212,919,787 related to appreciated investment securities and $55,072,041 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2010 Fund

December 31, 2006

1.811322.102

F10-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 51.6%
	Shares	Value
Domestic Equity Funds - 41.3%
Fidelity Blue Chip Growth Fund	16,614,710	$ 736,197,789
Fidelity Disciplined Equity Fund	25,846,170	750,055,864
Fidelity Equity-Income Fund	13,225,000	774,323,751
Fidelity Fund	983,082	35,233,652
Fidelity Growth & Income Portfolio	25,847,294	805,143,208
Fidelity Growth Company Fund (a)	7,219,296	503,257,159
Fidelity Mid-Cap Stock Fund	17,228,847	502,048,605
Fidelity OTC Portfolio (a)	9,665,120	399,749,366
Fidelity Small Cap Growth Fund	2,646,195	38,237,521
Fidelity Small Cap Independence Fund	4,693,618	98,800,654
Fidelity Small Cap Value Fund	2,740,592	38,368,285
Fidelity Value Fund	4,887,880	393,963,132
TOTAL DOMESTIC EQUITY FUNDS		5,075,378,986
International Equity Funds - 10.3%
Fidelity Diversified International Fund	8,524,488	314,979,820
Fidelity Europe Fund	11,187,245	440,329,974
Fidelity Japan Fund	7,209,393	123,064,339
Fidelity Overseas Fund	7,087,404	317,515,711
Fidelity Southeast Asia Fund	2,442,412	67,166,332
TOTAL INTERNATIONAL EQUITY FUNDS		1,263,056,176
TOTAL EQUITY FUNDS (Cost $5,538,429,348)		6,338,435,162
Fixed-Income Funds - 38.9%

High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund	34,248,714	304,471,070
Fidelity High Income Fund	34,190,728	309,767,997
TOTAL HIGH YIELD FIXED-INCOME FUNDS		614,239,067
Investment Grade Fixed-Income Funds - 33.9%
Fidelity Government Income Fund	103,532,584	1,039,467,139
Fidelity Intermediate Bond Fund	80,879,309	829,821,708
Fidelity Investment Grade Bond Fund	197,241,810	1,453,672,144
Fidelity Strategic Real Return Fund	83,271,406	845,204,768
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,168,165,759
TOTAL FIXED-INCOME FUNDS (Cost $4,716,770,757)		4,782,404,826
Short-Term Funds - 9.5%
	Shares	Value
Fidelity Retirement Money Market Portfolio	582,875,615	$ 582,875,615
Fidelity Short-Term Bond Fund	65,626,000	582,102,623
TOTAL SHORT-TERM FUNDS (Cost $1,163,319,915)		1,164,978,238
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $11,418,520,020)		$ 12,285,818,226
Legend
(a) Non-income producing
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $11,439,469,129. Net unrealized appreciation aggregated $846,349,097, of which $1,049,496,524 related to appreciated investment securities and $203,147,427 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2020 Fund

December 31, 2006

1.811330.102

F20-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 69.6%
	Shares	Value
Domestic Equity Funds - 55.7%
Fidelity Blue Chip Growth Fund	30,260,501	$ 1,340,842,784
Fidelity Disciplined Equity Fund	47,495,189	1,378,310,398
Fidelity Equity-Income Fund	24,364,579	1,426,546,074
Fidelity Fund	4,129,191	147,990,192
Fidelity Growth & Income Portfolio	47,562,212	1,481,562,888
Fidelity Growth Company Fund (a)	13,434,356	936,508,983
Fidelity Mid-Cap Stock Fund	32,308,117	941,458,528
Fidelity OTC Portfolio (a)	17,611,150	728,397,147
Fidelity Small Cap Growth Fund	5,165,376	74,639,689
Fidelity Small Cap Independence Fund	8,704,978	183,239,783
Fidelity Small Cap Value Fund	5,336,347	74,708,855
Fidelity Value Fund	9,077,876	731,676,794
TOTAL DOMESTIC EQUITY FUNDS		9,445,882,115
International Equity Funds - 13.9%
Fidelity Diversified International Fund	15,914,925	588,056,477
Fidelity Europe Fund	20,890,799	822,261,835
Fidelity Japan Fund	13,490,847	230,288,751
Fidelity Overseas Fund	13,242,860	593,280,124
Fidelity Southeast Asia Fund	4,539,285	124,830,329
TOTAL INTERNATIONAL EQUITY FUNDS		2,358,717,516
TOTAL EQUITY FUNDS (Cost $10,216,966,298)		11,804,599,631
Fixed-Income Funds - 30.1%

High Yield Fixed-Income Funds - 7.3%
Fidelity Capital & Income Fund	69,006,785	613,470,322
Fidelity High Income Fund	69,638,200	630,922,088
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,244,392,410
Investment Grade Fixed-Income Funds - 22.8%
Fidelity Government Income Fund	95,598,423	959,808,167
Fidelity Intermediate Bond Fund	75,102,774	770,554,461
Fidelity Investment Grade Bond Fund	183,571,000	1,352,918,269
Fidelity Strategic Real Return Fund	76,980,121	781,348,233
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,864,629,130
TOTAL FIXED-INCOME FUNDS (Cost $5,033,036,095)		5,109,021,540
Short-Term Funds - 0.3%
	Shares	Value
Fidelity Retirement Money Market Portfolio	21,756,249	$ 21,756,249
Fidelity Short-Term Bond Fund	2,430,272	21,556,509
TOTAL SHORT-TERM FUNDS (Cost $43,268,641)		43,312,758
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $15,293,271,034)		$ 16,956,933,929
Legend
(a) Non-income producing
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $15,306,867,420. Net unrealized appreciation aggregated $1,650,066,509, of which $1,948,689,702 related to appreciated investment securities and $298,623,193 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2025 Fund

December 31, 2006

1.811340.102

F25-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 72.3%
	Shares	Value
Domestic Equity Funds - 57.8%
Fidelity Blue Chip Growth Fund	6,308,102	$ 279,511,999
Fidelity Disciplined Equity Fund	10,262,694	297,823,373
Fidelity Equity-Income Fund	5,190,641	303,912,010
Fidelity Fund	1,049,606	37,617,869
Fidelity Growth & Income Portfolio	9,562,839	297,882,439
Fidelity Growth Company Fund (a)	2,912,445	203,026,531
Fidelity Mid-Cap Stock Fund	7,084,967	206,455,939
Fidelity OTC Portfolio (a)	3,685,052	152,413,754
Fidelity Small Cap Growth Fund	1,290,821	18,652,366
Fidelity Small Cap Independence Fund	1,701,944	35,825,922
Fidelity Small Cap Value Fund	1,342,874	18,800,235
Fidelity Value Fund	2,122,429	171,067,770
TOTAL DOMESTIC EQUITY FUNDS		2,022,990,207
International Equity Funds - 14.5%
Fidelity Diversified International Fund	3,398,386	125,570,356
Fidelity Europe Fund	4,458,242	175,476,392
Fidelity Japan Fund	2,949,352	50,345,445
Fidelity Overseas Fund	2,890,442	129,491,821
Fidelity Southeast Asia Fund	957,387	26,328,147
TOTAL INTERNATIONAL EQUITY FUNDS		507,212,161
TOTAL EQUITY FUNDS (Cost $2,381,997,876)		2,530,202,368
Fixed-Income Funds - 27.7%

High Yield Fixed-Income Funds - 7.4%
Fidelity Capital & Income Fund	14,478,799	128,716,519
Fidelity High Income Fund	14,429,329	130,729,718
TOTAL HIGH YIELD FIXED-INCOME FUNDS		259,446,237
Investment Grade Fixed-Income Funds - 20.3%
Fidelity Government Income Fund	17,661,228	177,318,726
Fidelity Intermediate Bond Fund	13,801,510	141,603,489
Fidelity Investment Grade Bond Fund	33,739,551	248,660,490
Fidelity Strategic Real Return Fund	13,826,607	140,340,059
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		707,922,764
TOTAL FIXED-INCOME FUNDS (Cost $960,877,441)		967,369,001
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $3,342,875,317)		$ 3,497,571,369
Legend
(a) Non-income producing
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $3,342,911,835. Net unrealized appreciation aggregated $154,659,534, of which $204,989,868 related to appreciated investment securities and $50,330,334 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2030 Fund

December 31, 2006

1.811347.102

F30-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.7%
	Shares	Value
Domestic Equity Funds - 66.0%
Fidelity Blue Chip Growth Fund	22,859,066	$ 1,012,885,211
Fidelity Disciplined Equity Fund	36,027,464	1,045,517,005
Fidelity Equity-Income Fund	18,581,558	1,087,950,206
Fidelity Fund	1,700,618	60,950,132
Fidelity Growth & Income Portfolio	35,749,462	1,113,595,729
Fidelity Growth Company Fund (a)	10,176,368	709,394,617
Fidelity Mid-Cap Stock Fund	24,512,206	714,285,690
Fidelity OTC Portfolio (a)	13,254,849	548,220,547
Fidelity Small Cap Growth Fund	4,037,589	58,343,165
Fidelity Small Cap Independence Fund	6,542,841	137,726,811
Fidelity Small Cap Value Fund	4,170,035	58,380,486
Fidelity Value Fund	6,871,723	553,860,851
TOTAL DOMESTIC EQUITY FUNDS		7,101,110,450
International Equity Funds - 16.7%
Fidelity Diversified International Fund	12,094,912	446,907,017
Fidelity Europe Fund	15,872,230	624,730,968
Fidelity Japan Fund	10,318,649	176,139,343
Fidelity Overseas Fund	10,083,395	451,736,085
Fidelity Southeast Asia Fund	3,421,754	94,098,237
TOTAL INTERNATIONAL EQUITY FUNDS		1,793,611,650
TOTAL EQUITY FUNDS (Cost $7,861,641,033)		8,894,722,100
Fixed-Income Funds - 17.3%

High Yield Fixed-Income Funds - 7.4%
Fidelity Capital & Income Fund	44,050,431	391,608,329
Fidelity High Income Fund	44,419,165	402,437,639
TOTAL HIGH YIELD FIXED-INCOME FUNDS		794,045,968
Investment Grade Fixed-Income Funds - 9.9%
Fidelity Government Income Fund	26,424,868	265,305,679
Fidelity Intermediate Bond Fund	20,714,880	212,534,666
Fidelity Investment Grade Bond Fund	50,761,993	374,115,887
Fidelity Strategic Real Return Fund	21,156,942	214,742,962
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,066,699,194
TOTAL FIXED-INCOME FUNDS (Cost $1,816,644,394)		1,860,745,162
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $9,678,285,427)		$ 10,755,467,262
Legend
(a) Non-income producing
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $9,687,543,330. Net unrealized appreciation aggregated $1,067,923,932, of which $1,311,090,692 related to appreciated investment securities and $243,166,760 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2035 Fund

December 31, 2006

1.811348.102

F35-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 83.2%
	Shares	Value
Domestic Equity Funds - 66.4%
Fidelity Blue Chip Growth Fund	4,170,835	$ 184,809,713
Fidelity Disciplined Equity Fund	6,781,717	196,805,428
Fidelity Equity-Income Fund	3,442,186	201,540,017
Fidelity Fund	604,984	21,682,615
Fidelity Growth & Income Portfolio	6,306,749	196,455,231
Fidelity Growth Company Fund (a)	1,936,507	134,993,891
Fidelity Mid-Cap Stock Fund	4,717,589	137,470,557
Fidelity OTC Portfolio (a)	2,446,402	101,183,181
Fidelity Small Cap Growth Fund	884,644	12,783,108
Fidelity Small Cap Independence Fund	1,114,208	23,454,085
Fidelity Small Cap Value Fund	919,041	12,866,579
Fidelity Value Fund	1,347,615	108,617,758
TOTAL DOMESTIC EQUITY FUNDS		1,332,662,163
International Equity Funds - 16.8%
Fidelity Diversified International Fund	2,255,336	83,334,649
Fidelity Europe Fund	2,959,380	116,481,189
Fidelity Japan Fund	1,958,501	33,431,620
Fidelity Overseas Fund	1,913,702	85,733,847
Fidelity Southeast Asia Fund	632,348	17,389,570
TOTAL INTERNATIONAL EQUITY FUNDS		336,370,875
TOTAL EQUITY FUNDS (Cost $1,577,108,615)		1,669,033,038
Fixed-Income Funds - 16.8%

High Yield Fixed-Income Funds - 7.8%
Fidelity Capital & Income Fund	8,780,710	78,060,516
Fidelity High Income Fund	8,734,237	79,132,187
TOTAL HIGH YIELD FIXED-INCOME FUNDS		157,192,703
Investment Grade Fixed-Income Funds - 9.0%
Fidelity Government Income Fund	4,491,158	45,091,223
Fidelity Intermediate Bond Fund	3,523,708	36,153,245
Fidelity Investment Grade Bond Fund	8,607,341	63,436,103
Fidelity Strategic Real Return Fund	3,566,128	36,196,195
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		180,876,766
TOTAL FIXED-INCOME FUNDS (Cost $333,255,387)		338,069,469
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,910,364,002)		$ 2,007,102,507
Legend
(a) Non-income producing
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,910,380,630. Net unrealized appreciation aggregated $96,721,877, of which $127,441,239 related to appreciated investment securities and $30,719,362 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2040 Fund

December 31, 2006

1.811349.102

F40-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 85.2%
	Shares	Value
Domestic Equity Funds - 68.0%
Fidelity Blue Chip Growth Fund	11,471,991	$ 508,323,912
Fidelity Disciplined Equity Fund	18,201,328	528,202,552
Fidelity Equity-Income Fund	9,389,877	549,777,282
Fidelity Fund	702,960	25,194,078
Fidelity Growth & Income Portfolio	17,306,500	539,097,465
Fidelity Growth Company Fund (a)	5,175,598	360,790,962
Fidelity Mid-Cap Stock Fund	12,607,107	367,371,106
Fidelity OTC Portfolio (a)	6,608,770	273,338,716
Fidelity Small Cap Growth Fund	2,372,682	34,285,251
Fidelity Small Cap Independence Fund	3,231,863	68,030,715
Fidelity Small Cap Value Fund	2,448,877	34,284,280
Fidelity Value Fund	3,576,364	288,254,900
TOTAL DOMESTIC EQUITY FUNDS		3,576,951,219
International Equity Funds - 17.2%
Fidelity Diversified International Fund	6,095,268	225,220,144
Fidelity Europe Fund	7,997,698	314,789,404
Fidelity Japan Fund	5,254,406	89,692,702
Fidelity Overseas Fund	5,089,823	228,024,059
Fidelity Southeast Asia Fund	1,711,682	47,071,256
TOTAL INTERNATIONAL EQUITY FUNDS		904,797,565
TOTAL EQUITY FUNDS (Cost $3,980,404,629)		4,481,748,784
Fixed-Income Funds - 14.8%

High Yield Fixed-Income Funds - 9.8%
Fidelity Capital & Income Fund	28,940,529	257,281,302
Fidelity High Income Fund	28,855,003	261,426,331
TOTAL HIGH YIELD FIXED-INCOME FUNDS		518,707,633
Investment Grade Fixed-Income Funds - 5.0%
Fidelity Government Income Fund	6,495,642	65,216,241
Fidelity Intermediate Bond Fund	5,101,480	52,341,185
Fidelity Investment Grade Bond Fund	12,478,017	91,962,983
Fidelity Strategic Real Return Fund	5,198,448	52,764,251
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		262,284,660
TOTAL FIXED-INCOME FUNDS (Cost $752,151,883)		780,992,293
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $4,732,556,512)		$ 5,262,741,077
Legend
(a) Non-income producing
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $4,733,400,354. Net unrealized appreciation aggregated $529,340,723, of which $608,052,664 related to appreciated investment securities and $78,711,941 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2045 Fund

December 31, 2006

1.843410.100

F45-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 88.5%
	Shares	Value
Domestic Equity Funds - 69.0%
Fidelity Blue Chip Growth Fund	165,077	$ 7,314,551
Fidelity Disciplined Equity Fund	254,445	7,383,979
Fidelity Equity-Income Fund	130,786	7,657,503
Fidelity Growth & Income Portfolio	251,879	7,846,037
Fidelity Growth Company Fund (a)	69,690	4,858,079
Fidelity Mid-Cap Stock Fund	163,597	4,767,205
Fidelity OTC Portfolio (a)	94,946	3,926,969
Fidelity Small Cap Growth Fund	32,959	476,264
Fidelity Small Cap Independence Fund	22,904	482,122
Fidelity Small Cap Value Fund	34,035	476,489
Fidelity Value Fund	48,764	3,930,387
TOTAL DOMESTIC EQUITY FUNDS		49,119,585
International Equity Funds - 19.5%
Fidelity Diversified International Fund	94,285	3,483,822
Fidelity Europe Fund	123,880	4,875,912
Fidelity Japan Fund	77,305	1,319,588
Fidelity Overseas Fund	78,049	3,496,573
Fidelity Southeast Asia Fund	26,684	733,810
TOTAL INTERNATIONAL EQUITY FUNDS		13,909,705
TOTAL EQUITY FUNDS (Cost $62,279,279)		63,029,290
Fixed-Income Funds - 11.5%

High Yield Fixed-Income Funds - 9.8%
Fidelity Capital & Income Fund	395,902	3,519,573
Fidelity High Income Fund	385,596	3,493,495
TOTAL HIGH YIELD FIXED-INCOME FUNDS		7,013,068
Investment Grade Fixed-Income Funds - 1.7%
Fidelity Government Income Fund	30,879	310,023
Fidelity Intermediate Bond Fund	23,591	242,045
Fixed-Income Funds - continued
	Shares	Value
Investment Grade Fixed-Income Funds - continued
Fidelity Investment Grade Bond Fund	61,598	$ 453,979
Fidelity Strategic Real Return Fund	17,683	179,482
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,185,529
TOTAL FIXED-INCOME FUNDS (Cost $8,051,660)		8,198,597
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $70,330,939)		$ 71,227,887
Legend
(a) Non-income producing
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $70,330,939. Net unrealized appreciation aggregated $896,948, of which $1,692,453 related to appreciated investment securities and $795,505 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom 2050 Fund

December 31, 2006

1.843411.100

F50-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 90.1%
	Shares	Value
Domestic Equity Funds - 69.7%
Fidelity Blue Chip Growth Fund	141,277	$ 6,259,993
Fidelity Disciplined Equity Fund	217,761	6,319,422
Fidelity Equity-Income Fund	112,128	6,565,077
Fidelity Growth & Income Portfolio	215,828	6,723,032
Fidelity Growth Company Fund (a)	59,895	4,175,284
Fidelity Mid-Cap Stock Fund	140,749	4,101,430
Fidelity OTC Portfolio (a)	81,125	3,355,320
Fidelity Small Cap Growth Fund	29,127	420,881
Fidelity Small Cap Independence Fund	17,598	370,445
Fidelity Small Cap Value Fund	30,079	421,107
Fidelity Value Fund	41,804	3,369,367
TOTAL DOMESTIC EQUITY FUNDS		42,081,358
International Equity Funds - 20.4%
Fidelity Diversified International Fund	83,405	3,081,829
Fidelity Europe Fund	109,815	4,322,305
Fidelity Japan Fund	69,243	1,181,983
Fidelity Overseas Fund	69,049	3,093,399
Fidelity Southeast Asia Fund	23,871	656,462
TOTAL INTERNATIONAL EQUITY FUNDS		12,335,978
TOTAL EQUITY FUNDS (Cost $53,885,112)		54,417,336
Fixed-Income Funds - 9.9%

High Yield Fixed-Income Funds - 9.9%
Fidelity Capital & Income Fund	336,086	2,987,802
Fidelity High Income Fund	327,500	2,967,148
TOTAL HIGH YIELD FIXED-INCOME FUNDS		5,954,950
Investment Grade Fixed-Income Funds - 0.0%
Fidelity Investment Grade Bond Fund	4,620	34,049
TOTAL FIXED-INCOME FUNDS (Cost $5,868,369)		5,988,999
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $59,753,481)		$ 60,406,335
Legend
(a) Non-income producing
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $59,753,561. Net unrealized appreciation aggregated $652,774, of which $1,382,304 related to appreciated investment securities and $729,530 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Freedom Income Fund

December 31, 2006

1.811331.102

FRI-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 20.9%
	Shares	Value
Domestic Equity Funds - 20.9%
Fidelity Blue Chip Growth Fund	1,548,916	$ 68,632,476
Fidelity Disciplined Equity Fund	2,459,126	71,363,850
Fidelity Equity-Income Fund	1,228,907	71,952,493
Fidelity Fund	227,692	8,160,498
Fidelity Growth & Income Portfolio	2,389,946	74,446,820
Fidelity Growth Company Fund (a)	670,269	46,724,451
Fidelity Mid-Cap Stock Fund	1,601,222	46,659,620
Fidelity OTC Portfolio (a)	895,227	37,026,605
Fidelity Small Cap Growth Fund	257,522	3,721,195
Fidelity Small Cap Independence Fund	447,892	9,428,121
Fidelity Small Cap Value Fund	268,026	3,752,363
Fidelity Value Fund	453,598	36,559,988
TOTAL EQUITY FUNDS (Cost $401,047,371)		478,428,480
Fixed-Income Funds - 39.6%

High Yield Fixed-Income Funds - 4.3%
Fidelity Capital & Income Fund	5,370,744	47,745,914
Fidelity High Income Fund	5,436,982	49,259,059
TOTAL HIGH YIELD FIXED-INCOME FUNDS		97,004,973
Investment Grade Fixed-Income Funds - 35.3%
Fidelity Government Income Fund	20,340,108	204,214,684
Fidelity Intermediate Bond Fund	15,366,847	157,663,852
Fidelity Investment Grade Bond Fund	37,975,429	279,878,909
Fidelity Strategic Real Return Fund	16,251,799	164,955,763
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		806,713,208
TOTAL FIXED-INCOME FUNDS (Cost $898,833,062)		903,718,181
Short-Term Funds - 39.5%

Fidelity Retirement Money Market Portfolio	451,281,064	451,281,064
Fidelity Short-Term Bond Fund	50,777,166	450,393,464
TOTAL SHORT-TERM FUNDS (Cost $900,127,164)		901,674,528
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,200,007,597)		$ 2,283,821,189
Legend
(a) Non-income producing
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $2,201,100,306. Net unrealized appreciation aggregated $82,720,883, of which $97,035,127 related to appreciated investment securities and $14,314,244 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 26, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	February 26, 2007